Marketable Securities – InterCure Ltd - Schedule of Changes in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Marketable Securities [Abstract]
Fair value opening balance	$ 772	$ 605	$ 1,627
Changes in fair value during the year	5	(167)	(1,022)
Fair value before disposal	777	772	605
Proceeds from sale	(777)
Fair value closing balance		$ 772	$ 605